Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

3. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Statements of Financial Position that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows.

	Years ended June 30,
	2021	2022	2022
	RMB	RMB	US$

Cash and cash equivalent	260,593	194,259	29,002
Restricted cash	72,189	118,796	17,736
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	332,782	313,055	46,738